SCHWAB CAPITAL TRUST

211 Main Street

San Francisco, CA 94105

January 16, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:    Schwab Capital Trust Post-Effective Amendment No. 123 (File Nos. 33-62470 and 811-7704)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus relating to the Schwab Target 2045 Fund, Schwab Target 2050 Fund and Schwab Target 2055 Fund, dated January 14, 2013, that would have been filed pursuant to Rule 497(c) does not differ from the prospectus in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Rodney DeWalt
Rodney DeWalt
Assistant Secretary
Schwab Capital Trust